Segment Information - Reconciliation of Segment Assets to Consolidated (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Segment Information: Assets
Total assets	$ 259,770.1	$ 241,602.9
Retirement and Income Solutions
Segment Information: Assets
Total assets	215,894.6	201,454.3
Benefits and Protection
Segment Information: Assets
Total assets	42,889.7	39,301.9
Corporate
Segment Information: Assets
Total assets	$ 985.8	$ 846.7